HEDGE ACCOUNTING	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about hedges [abstract]
HEDGE ACCOUNTING

NOTE 10 – HEDGE ACCOUNTING

In accordance with its risk management policies, Grupo Aval uses hedge accounting to manage foreign exchange risk relating to investments in foreign operations and in forecasted transactions of its subsidiary Promigas, as follows:

Hedges of net investment in foreign operations

Banco de Bogotá, Banco de Occidente and Promigas are exposed to foreign exchange risk related to their investments in foreign subsidiaries, that have the US Dollar as functional currency.

The purpose of hedge accounting is to mitigate and offset any adverse changes resulting from the fluctuation in exchange rate of the Colombian Peso and the functional currency of such investments. The impacts of those movements are reflected in the cumulative translation adjustment in other comprehensive income of the consolidated financial statements.

To cover this risk, Grupo Aval hedges its exposure through foreign currency financial liabilities expressed in U.S. dollars and forward contracts for the sale of U.S. dollars.

Changes in the Colombian peso against the U.S. dollar have been as follows:

Date	Value of US$ 1	Variation in pesos
December 31, 2019	3,277.14	27.39
December 31, 2020	3,432.50	155.36
December 31, 2021	3,981.16	548.66

According to the information described above, the following table shows movements of OCI gross of taxes, related to hedges of net investment in foreign operations:

			Exchange		Exchange
	Translation		difference of		difference
	adjustment of		financial		in forward		Net OCI
Detail of investment	the investments		liabilities		contracts		account
BAC Holding and MFH (1)	Ps.	2,338,582	Ps.	(1,049,016)	Ps.	(320,902)	Ps.	968,664
Other subsidiaries and branches Banco de Bogotá		83,286		—		(83,081)		205
Occidental Bank Barbados		18,807		(18,807)		—		—
Banco de Occidente Panamá		27,822		(27,822)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.		15,031		(15,031)		—		—
Gases del Pacífico S.A.C.		13,353		(19,487)		—		(6,134)
Gas Natural de Lima y Callao S.A.C. – Calidda		63,652		(63,652)		—		—
Gas Comprimido del Perú S.A.C.		2,644		(2,644)		—		—
Gases del Norte del Perú S.A.C.		2,458		(2,458)		—		—
Promigas Panamá Corporation		2		(2)		—		—
Total	Ps.	2,565,637	Ps.	(1,198,919)	Ps.	(403,983)	Ps.	962,735

(1)   Includes BAC Holding International Corp. and Multi Financial Holding.  See note 1 “Reporting Entity”.

According to information described above, the following table contains details of hedging operations carried out to cover foreign denominated equity investments. The analysis shows current amount of OCI gross of taxes:

December 31, 2021

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments (1)		liabilities (1)		contracts		account
BAC Holding and MFH (2) (4)	3,861,718	(1,486,000)	(584,500)	Ps.	7,391,903	Ps.	(3,021,983)	Ps.	(4,048,958)	Ps.	320,962
Other subsidiaries and branches Banco de Bogotá (3)	145,159	—	(144,308)		234,995		—		(233,388)		1,607
Occidental Bank Barbados	32,329	(32,329)	—		51,478		(51,478)		—		—
Banco de Occidente Panamá	46,039	(46,039)	—		72,590		(72,590)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	26,365	(26,365)	—		30,020		(30,020)		—		—
Gases del Pacífico S.A.C.	31,888	(31,888)	—		11,727		(25,556)		—		(13,829)
Gas Natural de Lima y Callao S.A.C. – Calidda	125,284	(125,284)	—		83,268		(83,268)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		1,508		(1,508)		—		—
Gases del Norte del Perú S.A.C.	8,395	(8,395)	—		2,501		(2,501)		—		—
Promigas Panamá Corporation	8	(8)	—		2		(2)		—		—
Total	4,282,005	(1,761,128)	(728,808)	Ps.	7,879,992	Ps.	(3,288,906)	Ps.	(4,282,346)	Ps.	308,740

(1)   Includes only a portion of this investments hedged

(2)   Includes BAC Holding International Corp. and Multi Financial Holding

(3)   Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(4)   Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 470,412 during year 2021.

December 31, 2020

	Thousands of US$				Ps. millions
		Amount of
		hedge by		Cumulative
		financial	Amount of	translation		Exchange		Exchange
		liabilities in	hedge by	adjustment		difference of		difference in
	Investment	foreign	forward	of the		financial		forward		Net OCI
Detail of investment	amount	currency	contracts	investments (1)		liabilities (1)		contracts		account
BAC Holding and MFH (3)	4,272,887	(2,067,100)	(809,381)	Ps.	5,053,321	Ps.	(1,972,967)	Ps.	(3,728,056)	Ps.	(647,702)
Other subsidiaries and branches Banco de Bogotá (2)	147,869	—	(147,523)		151,709		—		(150,307)		1,402
Occidental Bank Barbados	33,841	(33,841)	—		32,671		(32,671)		—		—
Banco de Occidente Panamá	48,514	(48,514)	—		44,768		(44,768)		—		—
Sociedad Portuaria El Cayao S.A. E.S.P.	28,365	(28,365)	—		14,989		(14,989)		—		—
Gases del Pacífico S.A.C.	16,124	(16,124)	—		(1,626)		(6,069)		—		(7,695)
Gas Natural de Lima y Callao S.A.C. – Calidda	112,773	(112,773)	—		19,616		(19,616)		—		—
Promigas Perú S.A.C.	4,820	(4,820)	—		(1,136)		1,136		—		—
Gases del Norte del Perú S.A.C.	699	(699)	—		43		(43)		—		—
Total	4,665,892	(2,312,236)	(956,904)	Ps.	5,314,355	Ps.	(2,089,987)	Ps.	(3,878,363)	Ps.	(653,995)
(1)	Includes only a portion of this investments hedged
(2)	Includes Banco de Bogotá Panamá, Banco Bogotá Finance, Ficentro, Nassau and contributions of foreign branches in Miami and New York.

(3)    Banco de Bogotá’s Board of Directors approved “uncovering” part of the value of the net investment abroad through the reduction in the size of the hedging with derivatives, likewise, it authorized to stop covering the monthly increases in the value of the investment through equity method. The amount of unhedged translation adjustment of the investments was of Ps. 510,602 during year 2020.

Hedging with Forward Contracts

Forward contracts to sell U.S. dollars have been contracted to hedge part of the net foreign investment that Banco de Bogotá has in Leasing Bogotá Panamá and other foreign subsidiaries. The forward contracts were executed with counterparties from the financial sector and the hedge was documented as a "dynamic hedging strategy", where new forward contracts are signed simultaneously as the previous ones expire. According to IAS 39, changes in the fair value of derivatives exclusively due to exchange rate changes in the peso against the U.S. dollar are registered under “Other Comprehensive Income” in equity. The ineffective part of the hedge is recognized in the statement of income for the period.

Hedging with Debt in Foreign Currency in U.S. dollars

Debt financial instruments that are not derivatives can be designated as hedging instruments for changes in foreign currency exchange rates. According to this rule, Banco de Bogotá and Banco de Occidente designed debt denominated in U.S. dollar as hedging instruments of their foreign subsidiaries as follows:

●	Bonds issued by Banco de Bogotá in the international market were designated as hedging instruments of its investment in BAC Holding and MFH amounting US $1,486 million in 2021 and US $2,067 million in 2020.
●	Other financial liabilities in the amount of US$275 million as December 31, 2021 (US$245 million as of December 31, 2020) were used to hedge part of the net foreign investment that Banco de Occidente and Promigas have in foreign subsidiaries as part of a hedging strategy, by which new obligations are continuously designated as hedging instruments to replace the previous ones as they expire over time.
●	Between December 21, 2015 and November 2, 2016, financial liabilities designated as hedging instruments described above included an intra-group liability amounting to US$500 million that Banco de Bogotá had as a hedging instrument of its investment in BAC Holding. This operation was eliminated in the consolidation process of Grupo Aval and was excluded from the foreign investment hedge accounting. Starting on May 1st and up to November 2nd, 2016 Grupo Aval designated financial assets in foreign debt securities amounting to US$500 million as cash flow hedge, the foreign exchange differences of this intra-group liability were not eliminated in the consolidation process and recorded in Other Comprehensive Income in the amount of Ps. 73,708. This amount could be realized in the future as income when the investment in Leasing Bogotá Panamá is sold. On November 2nd, 2016 Banco de Bogotá cancelled the intragroup liability amounting to US$500 million which was replaced in the foreign investment hedge accounting with other obligations in foreign currency with third parties.

Hedging of Future Transactions

In the ordinary course of its operations Promigas S.A. and its subsidiaries receive income in U.S. Dollars derived from the transportation of gas. Promigas and its subsidiaries hedge the exchange risk arising in future transactions of highly probable gas transportation income, entering into forward contracts for the sale of U.S. dollars with financial entities different from the ones consolidated into Grupo Aval.

The following is the summary of Promigas and its subsidiaries open cash flow hedges:

	December 31, 2021	December 31, 2020
Income in Thousands of US$ dollars forecasted	115,124	187,128
Notional amount contracts forward Thousands of US$	115,104	187,128
% hedged	90%	100%
Fair value in Colombian pesos	7,943	(4,345)
# of contracts	73	144

Hedging of exchange rate risk

As of December 31, 2020, MFH uses interest rate swaps and cross currency swaps (“Cross Currency Swaps”) to reduce the exchange rate risk of financial liabilities. Such contracts are recorded at fair value in the consolidated statement of financial position, in other assets and other liabilities, as appropriate.  As of December 31, 2021, this hedge was no longer in effect.

	December 31, 2021	December 31, 2020
Income in Thousands of US$ dollars forecasted	—	113,257
Notional amount contracts swap Thousands of US$	—	100,000
% hedged	—%	88%
Fair value in Colombian pesos	—	17,979
# of contracts	—	1

Concesionaria Vial del Oriente S.A.S during the year ended December 31, 2021 hedged the foreign exchange risk of the interest flows of the debt in dollars with Grupo Aval Limited, the debt is eliminated in the Grupo Aval consolidated, but the foreign exchange is not eliminated.

	December 31, 2021	December 31, 2020
Income in Thousands of US$ dollars forecasted	39,244	—
Notional amount contracts swap Thousands of US$	39,244	—
% hedged	100%	—%
Fair value in Colombian pesos	9,992	—
# of contracts	1	—

During the years ended December 31, 2021, 2020 and 2019, an exchange difference recognized under “Other Comprehensive Income” as a result of cash flow hedge accounting of income (loss) from these highly probable transactions, was reclassified to profit or loss in the amounts of Ps. 16,859, Ps. 34,183 and Ps. 20,066 respectively.

The movement of the accumulated OCI account related to cash flow hedges in Colombian pesos during the years ended on December 31, 2021, 2020 and 2019 is as follows:

	December 31, 2021		December 31, 2020		December 31, 2019
Balance at the beginning of the year	Ps.	(42)	Ps.	(874)	Ps.	(14,343)
Changes in the fair value of the hedge forward contracts		(8,879)		(33,351)		(6,597)
Reclassified to profit or loss		16,859		34,183		20,066
Balance at the end of the year	Ps.	7,938	Ps.	(42)	Ps.	(874)

Fair value hedges of interest rate risk

As of December 31, 2021 and 2020, the MFG uses interest rate swaps to reduce the risk of interest rates on financial assets and financial liabilities. Said contracts are recorded at fair value in the consolidated statement of financial position, under the line of derivatives for hedging assets or liabilities, as appropriate.

December 31, 2021

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	81,614	Ps.	—	Ps.	18,973	Ps.	5,872
Items designated hedged
Securities issued or secured by Government and Corporate issuers		81,614		19,073		—		(6,382)

December 31, 2020

				Carrying amount				Change in
Fair value hedges		Notional amount		Assets		Liabilities		fair value
Hedging instruments
Interest rate Swap	Ps.	70,366	Ps.	—	Ps.	21,438	Ps.	29,695
Cross currency swaps		343,250		32,895		—		5,427
Items designated hedged
Securities issued or secured by Government and Corporate issuers		70,366		71,062		—		(4,948)
Bonds issued		343,250		—		388,754		(26,427)

Testing of Hedge Effectiveness

Grupo Aval considers hedging as highly effective if at the beginning and in subsequent periods, the hedging instrument highly offsets changes in fair value or in cash flows attributable to the risk hedged during the period for which the hedging has been designated. The hedging is considered as such if the effectiveness of the hedging is in a range between 80% and 125%. Such effectiveness is assessed by Grupo Aval’s entities at least quarterly and at the end of each accounting period.

Grupo Aval has documented the hedging effectiveness of its foreign currency denominated investments based on the portion of the net investment hedged at the beginning of the hedging relationship. Since the net balance of these investments fluctuates during the year, Grupo Aval evaluates the hedging relationship on a daily basis as well as the result of the testing of hedge effectiveness.

Hedge Effectiveness with Forward Contracts

Grupo Aval applies the method of the forward rate used in forward contracts to evaluate the hedge effectiveness; for such purpose, Grupo Aval measures the hedge ineffectiveness comparing the value of current forward contracts, which serve as hedge, with the change in the value of a hypothetical derivative with the same maturity.

Hedge Effectiveness with Debt Instruments in Foreign Currency

For debt instruments in foreign currency designated as a hedging instruments, the gain or loss arising from the conversion of the debt to Colombian Pesos is based on the current exchange rate between the U.S. dollar and the Colombian Peso, which is the functional currency of Grupo Aval. If the notional amount of the hedging instrument exactly matches with the portion of the hedged investment in foreign operations, no ineffectiveness is registered in the statement of income.

Derivative Financial Instruments for hedging purposes comprise the following:

According to information described above, the following table contains the fair value of derivative financial instruments used for hedging:

	December 31, 2021				December 31, 2020
Item	Assets		Liabilities		Assets		Liabilities
Forward contracts
Foreign currency to buy	Ps.	5,562	Ps.	624	Ps.	951	Ps.	26,473
Foreign currency to sale		1,115		32,536		122,374		451
Subtotal	Ps.	6,677	Ps.	33,160	Ps.	123,325	Ps.	26,924
Swap
Cross currency		9,992		—		32,895		—
Interest rate		27,579		22,653		—		29,703
Subtotal	Ps.	37,571	Ps.	22,653	Ps.	32,895	Ps.	29,703
Total hedge derivatives	Ps.	44,248	Ps.	55,813	Ps.	156,220	Ps.	56,627